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                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    December 31, 2009
                                                --------------------

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Platinum Grove Asset Management, L.P.
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Address:     Reckson Executive Park, Building Four
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             1100 King Street
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             Rye Brook, NY 10573
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Form 13F File Number:  28-10667
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Schwenk
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Title:    General Counsel
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Phone:    (914) 690-2103
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Signature, Place, and Date of Signing:


  /s/ Michael R. Schwenk              Rye Brook, NY          February 16, 2009
-------------------------        ---------------------     --------------------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------
Form 13F Information Table Entry Total:                12
                                             ------------
Form 13F Information Table Value Total:            $5,265
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                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE









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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

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   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------   ---  ----  ----------  --------  -------- ------  ----
3COM CORP            COM                  885535104       137     18,322     SH         SOLE                    18,322
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AMERICA
MOVIL SAB DE CV      SPON ADR L SHS       02364W105       224      4,766     SH         SOLE                     4,766
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AURIZON
MINES LTD            COM                  05155P106        80     17,879     SH         SOLE                    17,879
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CONSECO INC          COM                  208464883       100     19,950     SH         SOLE                    19,950
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CANADIAN
NAT RES LTD          COM                  136385101       248      3,451     SH         SOLE                     3,451
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ISHARES
TR INDEX             FTSE XNHUA IDX       464287184       313      7,413     SH         SOLE                     7,413
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MONSANTO
CO NEW               COM                  61166W101       226      2,763     SH         SOLE                     2,763
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PROVIDENT
ENERGY TR            TR UNIT              74386K104       110     16,433     SH         SOLE                    16,433
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RYDEX
ETF TRUST            S&P 500 EQ TRD       78355W106     3,120     78,934     SH         SOLE                    78,934
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SPDR TR              UNIT SER 1           78462F103       357      3,202     SH         SOLE                     3,202
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TAIWAN
SEMICONDUCTOR
MFG LTD              SPONSORED ADR        874039100       114     10,000     SH         SOLE                    10,000
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XTO
ENERGY INC           COM                  98385X106       236      5,068     SH         SOLE                     5,068
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